                                    DELAWARE
                                  INVESTMENTS
                                  -----------
                             Philadelphia o London


                           Delaware Foundation Funds
                                Income Portfolio
                               Balanced Portfolio
                                Growth Portfolio


                          Class A o Class B o Class C

                                   Prospectus
                               December 30, 1999


                             Asset Allocation Funds


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                              page 2
Delaware Foundation Funds Income Portfolio                      2
Delaware Foundation Funds Balanced Portfolio                    4
Delaware Foundation Funds Growth Portfolio                      6

How we manage the Funds                                    page 9
Our investment strategies                                       9
The securities we typically invest in                          11
The risks of investing in the Funds                            16

Who manages the Funds                                     page 20
Investment manager                                             20
Portfolio managers                                             20
Fund administration (Who's who)                                21

About your account                                        page 22
Investing in the Funds                                         22
     Choosing a share class                                    22
     How to reduce your sales charge                           24
     How to buy shares                                         25
     Retirement plans                                          26
     How to redeem shares                                      27
     Account minimums                                          28
     Special services                                          28
Dividends, distributions and taxes                             30

Certain management considerations                         page 30

Financial highlights                                      page 31

Profile: Delaware Foundation Funds Income Portfolio


What are the Fund's goals?
The Delaware Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.



What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity and fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Fund would typically have a larger percentage of its assets allocated to fixed-income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Fund may allocate up to 10% to international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline, and the Fund's share value could decline as well. Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Funds."


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



Who should invest in the Fund
o Investors who are in the wealth preservation phase, generally with lower risk tolerance.
o Investors in the pre-retirement or retirement phase, looking for an increase in income.
o Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.


Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.



You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?




This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual return of all shares for one year. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

Total return (Class A)

     -----
     1998
     -----
     6.24%
     -----

The Fund`s Class A had a -0.65% year-to-date return as of September 30, 1999. During the period illustrated in this bar chart, Class A's highest quarterly return was 7.54% for the quarter ended December 31, 1998 and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown in the table on page 3 do include the sales charges.


                                           Average annual returns as of 12/31/98

----------------------------------------------------------------------------------------------------------
CLASS     A                        B (if redeemed)*         C (if redeemed)*         Lehman Brothers
          (Inception 12/31/97)     (Inception 12/31/97)     (Inception 12/31/97)     Aggregate Bond Index
----------------------------------------------------------------------------------------------------------
1 year    0.12%                    0.87%                    4.63%                    8.69%
----------------------------------------------------------------------------------------------------------


   The Fund's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. In addition, the Index is not a perfect comparision to the Fund because the Fund invests in a variety of asset classes, not represented in the Index, including equity securities, international securities and high-yielding corporate bonds.


* If shares were not redeemed, the return for Class B would be 5.87% and the return for Class C would be 5.63%.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS                                                          A           B            C
---------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases as a percentage of offering price               5.75%       none         none
---------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
   as a percentage of original purchase price or
   redemption price, whichever is lower                      none(1)       5%(2)        1%(3)
---------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                                      none        none         none
---------------------------------------------------------------------------------------------
Redemption fees                                              none        none         none
---------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

---------------------------------------------------------------------------------------------
Management fees(4)                                           0.10%       0.10%        0.10%
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                        0.25%(5)    1.00%        1.00%
---------------------------------------------------------------------------------------------
Other expenses                                               1.78%       1.78%        1.78%
---------------------------------------------------------------------------------------------
Total annual fund operating expenses                         2.13%       2.88%        2.88%
---------------------------------------------------------------------------------------------
Fee waivers and payments(6)                                 (1.33%)     (1.33%)      (1.33%)
---------------------------------------------------------------------------------------------
Net expenses                                                 0.80%       1.55%        1.55%
---------------------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.



CLASS(8)                                                   A           B           B                C            C
                                                                                   (if redeemed)                 (if redeemed)
---------------------------------------------------------------------------------------------------------------------------
1 year                                                       $652        $158        $658             $158         $258
---------------------------------------------------------------------------------------------------------------------------
3 years                                                    $1,082        $766      $1,066             $766         $766
---------------------------------------------------------------------------------------------------------------------------
5 years                                                    $1,538      $1,401      $1,601           $1,401       $1,401
---------------------------------------------------------------------------------------------------------------------------
10 years                                                   $2,796      $2,929      $2,929           $3,109       $3,109
---------------------------------------------------------------------------------------------------------------------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Foundation Funds Income Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments funds as described on page 8. When the Fund invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


CLASS(8)                                                   A           B           B                C            C
                                                                                   (if redeemed)                 (if redeemed)
---------------------------------------------------------------------------------------------------------------------------
1 year                                                       $750        $261         $761            $261         $361
---------------------------------------------------------------------------------------------------------------------------
3 years                                                    $1,117        $802       $1,102            $802         $802
---------------------------------------------------------------------------------------------------------------------------
5 years                                                    $1,508      $1,370       $1,570          $1,370       $1,370
---------------------------------------------------------------------------------------------------------------------------
10 years                                                   $2,599      $2,732       $2,732          $2,915       $2,915
---------------------------------------------------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


(4) The investment manager has contracted to limit its management fee to no more than 0.10% of average daily net assets through November 30, 2000.


(5) The Board of Trustees set the 12b-1 fee for Class A shares at 0.25%. The maximum annual 12b-1 plan expenses permitted under the 12b-1 plan for Class A shares are 0.30% of average daily net assets.

(6) The investment manager has contracted to waive fees and pay expenses through November 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Foundation Funds Balanced Portfolio


What are the Fund's goals?
The Delaware Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.



What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity, fixed-income and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund.

The Fund has the flexibility to invest more in equity funds and securities or more in fixed-income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed-income securities or fixed-income funds. The Fund will typically invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline, and the Fund's share value could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Funds."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and the income potential of the bond market.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?


This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual returns of all shares for one year. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.


[GRAPHIC OMITTED: BAR CHART TOTAL RETURN(CLASS A)]


Total return (Class A)

     -----
     1998
     -----
     7.44%
     -----

The Fund`s Class A had a 0.88% year-to-date return as of September 30, 1999. During the period illustrated in this bar chart, Class A's highest quarterly return was 11.54% for the quarter ended December 31, 1998 and its lowest quarterly return was -9.64% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown in the table on page 5 do include the sales charges.

How has the Fund performed? (continued)

                           Average annual returns for the period ending 12/31/98

-------------------------------------------------------------------------------------------
  CLASS   A              B (if          C (if          S&P 500             Lehman Brothers
          (Inception     redeemed)*     redeemed)*     Composite Stock     Aggregate Bond
          12/31/97)      (Inception     (Inception     Index               Index
                         12/31/97)      12/31/97)
-------------------------------------------------------------------------------------------
 1 year   1.25%          1.89%          6.12%          28.74%              8.69%
-------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Neither index is a perfect comparison to Delaware Foundation Funds Balanced Portfolio since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

* If shares were not redeemed, the returns for Class B would be 6.89% and the return for Class C would be 7.12%.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS                                                           A           B            C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases as a percentage of offering price                  5.75%       none         none
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
   as a percentage of original purchase price or
   redemption price, whichever is lower                         none(1)       5%(2)        1%(3)
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                                         none        none         none
------------------------------------------------------------------------------------------------
Redemption fees                                                 none        none         none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
Management fees(4)                                              0.10%       0.10%        0.10%
------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.25%(5)    1.00%        1.00%
------------------------------------------------------------------------------------------------
Other expenses                                                  1.22%       1.22%        1.22%
------------------------------------------------------------------------------------------------
Total annual fund operating expenses                            1.57%       2.32%        2.32%
------------------------------------------------------------------------------------------------
Fee waivers and payments(6)                                    (0.77%)     (0.77%)      (0.77%)
------------------------------------------------------------------------------------------------
Net expenses                                                    0.80%       1.55%        1.55%
------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.



CLASS(8)          A           B            B             C         C
                                           (if redeemed)           (if redeemed)
--------------------------------------------------------------------------------
1 year              $652        $158         $658          $158      $258
--------------------------------------------------------------------------------
3 years             $971        $651         $951          $651      $651
--------------------------------------------------------------------------------
5 years           $1,312      $1,170       $1,370        $1,170    $1,170
--------------------------------------------------------------------------------
10 years          $2,273      $2,408       $2,408        $2,597    $2,597
--------------------------------------------------------------------------------




This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Foundation Funds Balanced Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments funds as described on page 8. When the Fund invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(8)          A           B            B             C         C
                                           (if redeemed)           (if redeemed)
--------------------------------------------------------------------------------
1 year              $760        $271         $771        $271          $371
--------------------------------------------------------------------------------
3 years           $1,146        $832       $1,132        $832          $832
--------------------------------------------------------------------------------
5 years           $1,557      $1,420       $1,620      $1,420        $1,420
--------------------------------------------------------------------------------
10 years          $2,699      $2,831       $2,831      $3,012        $3,012
--------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


(4) The investment manager has contracted to limit its management fee to no more than 0.10% of average daily net assets through November 30, 2000.


(5) The Board of Trustees set the 12b-1 fee for Class A shares at 0.25%. The maximum annual 12b-1 plan expenses permitted under the 12b-1 plan for Class A shares are 0.30% of average daily net assets.

(6) The investment manager has contracted to waive fees and pay expenses through November 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and total operating expenses without expense waivers for years two through 10.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Foundation Funds Growth Portfolio


What are the Fund's goals?
The Delaware Foundation Funds Growth Portfolio seeks long-term capital growth. Although the Fund will strive to meet its goals, there is no assurance that it will.




What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity funds and to a lesser extent, fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Fund will typically invest more of its assets in equity funds and securities than in fixed-income funds and securities. Typically, the Fund will invest between 10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio would decline, and the value of Fund shares could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, because the underlying Delaware Investments funds generally hold a broad mix of securities, which help to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Funds."


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Who should invest in the Fund
o Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and who have no need for current income.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?


This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual returns of all shares for one year. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

Total return (Class A)

     ------
     1998
     ------
     10.28%
     ------

The Fund`s Class A had a 2.27% year-to-date return as of September 30, 1999. During the period illustrated in this bar chart, Class A's highest quarterly return was 14.73% for the quarter ended December 31, 1998 and its lowest quarterly return was -11.58% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown in the table on page 7 do include the sales charges.

Average annual returns for the period ending 12/31/98
--------------------------------------------------------------------------------
 CLASS    A              B (if          C (if          S&P 500
          (Inception     redeemed)*     redeemed)*     Composite Stock
          12/31/97)      (Inception     (Inception     Index
                         12/31/97)      12/31/97)
--------------------------------------------------------------------------------
1 year    3.92%          4.71%          8.71%          28.74%
--------------------------------------------------------------------------------

  The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

The Index is not a perfect comparison for the Fund because the Fund may invest in fixed-income and international securities which are not included in the Index.


* If shares were not redeemed, the return for Class B and Class C would be 9.71%.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS                                                           A           B            C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases as a percentage of offering price                  5.75%       none         none
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
   as a percentage of original purchase price or
   redemption price, whichever is lower                         none(1)       5%(2)        1%(3)
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                                         none        none         none
------------------------------------------------------------------------------------------------
Redemption fees                                                 none        none         none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
Management fees(4)                                              0.10%       0.10%        0.10%
------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.25%(5)    1.00%        1.00%
------------------------------------------------------------------------------------------------
Other expenses                                                  1.86%       1.86%        1.86%
------------------------------------------------------------------------------------------------
Total annual fund operating expenses                            2.21%       2.96%        2.96%
------------------------------------------------------------------------------------------------
Fee waivers and payments(6)                                    (1.41%)     (1.41%)      (1.41%)
------------------------------------------------------------------------------------------------
Net expenses                                                    0.80%       1.55%        1.55%
------------------------------------------------------------------------------------------------



This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


CLASS(8)          A           B            B             C         C
                                           (if redeemed)           (if redeemed)
--------------------------------------------------------------------------------
1 year              $652        $158         $658        $158         $258
--------------------------------------------------------------------------------
3 years           $1,098        $783       $1,083        $783         $783
--------------------------------------------------------------------------------
5 years           $1,570      $1,433       $1,633      $1,433       $1,433
--------------------------------------------------------------------------------
10 years          $2,869      $3,002       $3,002      $3,180       $3,180
--------------------------------------------------------------------------------



This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Foundation Funds Growth Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments funds as described on page 8. When the Fund invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(8)          A           B            B             C         C
                                           (if redeemed)           (if redeemed)
--------------------------------------------------------------------------------
1 year             $760        $271         $771        $271         $371
--------------------------------------------------------------------------------
3 years          $1,146        $832       $1,132        $832         $832
--------------------------------------------------------------------------------
5 years          $1,557      $1,420       $1,620      $1,420       $1,420
--------------------------------------------------------------------------------
10 years         $2,699      $2,831       $2,831      $3,012       $3,012
--------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.


(4) The investment manager has contracted to limit its management fee to no more than 0.10% of average daily net assets through November 30, 2000.


(5) The Board of Trustees set the 12b-1 fee for Class A shares at 0.25%. The maximum annual 12b-1 plan expenses permitted under the 12b-1 plan for Class A shares are 0.30% of average daily net assets.

(6) The investment manager has contracted to waive fees and pay expenses through November 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and total operating expenses without expense waivers for years two through 10.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Indirect expenses paid by the Delaware Foundation Funds


Because the Delaware Foundations Funds invest primarily in other Delaware Investments funds, they will be shareholders of those funds. Like all shareholders, the Delaware Foundation Funds will indirectly bear a proportionate share of any management fees and other expenses of the funds it holds. These fees, which are deducted from the underlying funds before their share prices are calculated, are in addition to the fees and expenses described in each Delaware Foundation Fund profile. Depending on which funds are held in each Delaware Foundation Fund portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Delaware Foundation Fund, based on the expense ratios of the Delaware Investments funds for each of their most recent fiscal years and the Delaware Foundation Funds' portfolio allocations as of September 30, 1999. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments funds that is borne indirectly by each of the Delaware Foundation Funds would have been as follows:

   Income Portfolio 1.03%

   Balanced Portfolio 1.13%

   Growth Portfolio 1.13%

Expenses will differ depending on how the Delaware Foundation Funds allocate assets among the Delaware Investments funds.

How we manage the Funds

Our investment strategies


In order to meet the changing needs of investors throughout their lives, Delaware Foundation Funds offer three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Delaware Foundation Funds Income Portfolio) to the moderate (the Delaware Foundation Funds Balanced Portfolio) to the most aggressive (the Delaware Foundation Funds Growth Portfolio), each Fund relies on active asset allocation and invests in a range of Delaware Investments mutual funds as they strive to attain their objectives.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Delaware Foundation Fund is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification through shared ownership in the individual securities held by the underlying funds;

2. Access to the investment expertise of multiple portfolio managers and analysts who work on the individual underlying funds; and

3. A professional portfolio manager who makes asset allocation decisions.

We offer the Delaware Foundation Funds because we determined that a fund-of-funds was an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation efforts. Our active asset allocation strategy begins with an evaluation of three key factors:

o the expected return of specific asset classes such as equities or fixed-income securities;


o the expected volatility or degree to which returns of each asset class have varied from one period to the next; and


o the correlation of various asset classes, that is, the degree to which two asset classes move up or down together.

After using this information to determine how much of each Delaware Foundation Fund will be allocated to a particular asset class, we then select specific Delaware Investments funds for the portfolio. We have identified a select group of funds that suit the allocation strategies of the Delaware Foundation Funds and have grouped them into four broad asset classes.

How to use
this glossary
The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.


Capital
The amount of money you invest.

Glossary A-C

The Delaware Investments funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Management may add or delete funds from this list without shareholder approval.

Delaware Investments Funds available to the Delaware Foundation Funds

U.S. Equities
Delaware Blue Chip Fund                  Delaware Research Fund
Delaware DelCap Fund                     Delaware Select Growth Fund
Delaware Devon Fund                      Delaware Small Cap Value Fund
Delaware Diversified Growth Fund         Delaware Trend Fund
Delaware Diversified Value Fund          Delaware U.S. Growth Fund
Delaware REIT Fund

International Equities
Delaware Emerging Markets Fund           Delaware International Small Cap Fund
Delaware International Equity Fund       Delaware New Pacific Fund

Fixed-Income
Delaware American Government Bond Fund   Delaware Global Bond Fund.
Delaware Corporate Bond Fund             Delaware High-Yield Opportunities Fund
Delaware Delchester Fund                 Delaware Limited-Term Government Fund
Delaware Extended Duration Bond Fund

Money Market
Delaware Cash Reserve Fund

Once we select appropriate investments for each Delaware Foundation Funds portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class and the performance of individual funds and actively adjust each Delaware Foundation Funds portfolio, striving to meet its investment objective.

The Delaware Foundation Funds' investment objectives are non-fundamental. This means that the Board of Trustees may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.

Capital appreciation
An increase in the value of an investment.


Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.


Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

C-D


---------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in       How we use them
---------------------------------------------------------------------------------------------------------------------------
                                            Delaware Foundation        Delaware Foundation          Delaware Foundation
                                            Funds Income Portfolio     Funds Balanced Portfolio     Funds Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
U.S. equity funds or U.S. equity            20% to 50% of Assets       35% to 65% of Assets         45% to 75% of Assets
securities May include Delaware
Investments funds in the equity
asset class or individual
equity securities.                          -------------------------------------------------------------------------------
                                            Each Fund may invest in one or more of the mutual funds listed below.
---------------------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund                     Delaware Blue Chip Fund seeks long-term capital appreciation. Current income is a secondary objective. It invests primarily in large ("blue chip") companies.
---------------------------------------------------------------------------------------------------------------------------
Delaware Growth and Income Fund             Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. It invests primarily in dividend-paying stocks of large, well-established companies.
---------------------------------------------------------------------------------------------------------------------------
Delaware DelCap Fund                        Delaware DelCap Fund seeks long-term capital growth. It invests primarily in common stocks and convertible securities of medium-sized companies believed to have growth potential.
---------------------------------------------------------------------------------------------------------------------------
Delaware Devon Fund                         Delaware Devon Fund seeks current income and capital appreciation. It invests primarily in income-producing common stocks.
---------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth Fund            Delaware Diversified Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have the potential to grow faster than the average company in the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Value Fund             Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in dividend-paying stocks or income-producing securities that are convertible into common stocks.
---------------------------------------------------------------------------------------------------------------------------
Delaware REIT Fund                          Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies in the real estate industry.
---------------------------------------------------------------------------------------------------------------------------
Delaware Research Fund                      Delaware Research Fund seeks to provide long-term capital growth. It invests primarily in 20 to 30 exchange traded equity securities that are held by other
                                            Delaware Investments funds.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in       How we use them
---------------------------------------------------------------------------------------------------------------------------
                                            Delaware Foundation        Delaware Foundation          Delaware Foundation
                                            Funds Income Portfolio     Funds Balanced Portfolio     Funds Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Delaware Select Growth Fund                 Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies of all sizes that the Manager believes have the potential for high earnings growth.
---------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund               Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small cap companies that are believed to be undervalued.
---------------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                         Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.
---------------------------------------------------------------------------------------------------------------------------
Delaware U.S. Growth Fund                   Delaware U.S. Growth Fund seeks maximum capital appreciation. It invests primarily in large company growth stocks.
---------------------------------------------------------------------------------------------------------------------------

Contingent deferred sales
charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.


Cost basis
The original purchase price of an investment, used in determining capital gains and losses.



Depreciation
A decline in an investment's value.


Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.


---------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in       How we use them
---------------------------------------------------------------------------------------------------------------------------
                                            Delaware Foundation        Delaware Foundation          Delaware Foundation
                                            Funds Income Portfolio     Funds Balanced Portfolio     Funds Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fixed-income funds or fixed-income          45% to 75% of Assets       25% to 55% of Assets         5% to 35% of Assets
securities May include Delaware Investments
funds in the fixed-income asset class
or individual fixed-income securities.
                                            -------------------------------------------------------------------------------
                                            Each Fund may invest in one or more of the mutual funds listed below.

---------------------------------------------------------------------------------------------------------------------------
Delaware American Government                Delaware American Government Bond Fund seeks high current income consistent with
Bond Fund                                   safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.
---------------------------------------------------------------------------------------------------------------------------
Delaware Corporate Bond Fund                Delaware Corporate Bond Fund seeks to provide investors with total return. It invests primarily in investment grade corporate bonds of intermediate duration.
---------------------------------------------------------------------------------------------------------------------------
Delaware Extended Duration Bond Fund        Delaware Extended Duration Bond Fund seeks to provide investors with total return. It invests primarily in investment grade corporate bonds of relatively longer duration.
---------------------------------------------------------------------------------------------------------------------------
Delaware Delchester Fund                    Delaware Delchester Fund seeks as high a current income as is consistent with providing reasonable safety. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
---------------------------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund                   Delaware Global Bond Fund seeks current income consistent with preservation of principal. It invests primarily in fixed-income securities that may also provide the potential for capital appreciation. At least 65% of its assets will be invested in three different countries, including the U.S.
---------------------------------------------------------------------------------------------------------------------------
Delaware Limited-Term                       Delaware Limited-Term Government Fund seeks to provide a high stable level of
Government Fund                             current income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-term fixed income securities issued or guaranteed by the U.S. government as well as instruments backed by those securities.
---------------------------------------------------------------------------------------------------------------------------
Delaware High-Yield                         Delaware High-Yield Opportunities Fund seeks to provide investors with total
Opportunities Fund                          return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
---------------------------------------------------------------------------------------------------------------------------

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.


Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.


Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

D-M


---------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in       How we use them
---------------------------------------------------------------------------------------------------------------------------
                                            Delaware Foundation        Delaware Foundation          Delaware Foundation
                                            Funds Income Portfolio     Funds Balanced Portfolio     Funds Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Money market funds or money market          0-35% of Assets            0-35% of Assets              0-35% of Assets
securities May include Delaware Cash
Reserve, a money market fund, individual
money market securities or repurchase
agreements.
---------------------------------------------------------------------------------------------------------------------------
Delaware Cash Reserve Fund                  Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity. As a money market fund, it invests in highly liquid money market instruments.
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement         The Delaware Foundation Funds may use overnight repurchase agreements to invest
between a buyer, such as a Fund, and        cash prior to investing it in other funds or securities, or for temporary
seller of securities in which the seller    defensive purposes. A Fund will only enter into repurchase agreements in which agrees to buy the securities back within a  the collateral is composed of U.S. government securities.
specified time at the same price the
buyer paid for them, plus an amount equal
to an agreed upon interest rate.
Repurchase agreements are often viewed as
equivalent to cash.
---------------------------------------------------------------------------------------------------------------------------
International equity funds or               0-10% of Assets            5% to 20% of Assets          10%-30% of Assets
international equity securities
May include Delaware Investments funds in
the international equity asset class or
individual international equity             -------------------------------------------------------------------------------
securities.                                 Each Fund may invest in one or more of the mutual funds listed below.
---------------------------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund              Delaware Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in companies located in under-developed, emerging market countries.
---------------------------------------------------------------------------------------------------------------------------
Delaware International Equity Fund          Delaware International Equity Fund seeks long-term growth without undue risk to principal. It invests primarily in large companies located in developed countries.
---------------------------------------------------------------------------------------------------------------------------
Delaware International Small Cap Fund       Delaware International Small Cap Fund seeks to achieve long-term capital appreciation. It invests primarily in small companies located in foreign countries.
---------------------------------------------------------------------------------------------------------------------------
Delaware New Pacific Fund                   Delaware New Pacific Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies that are domiciled in or have their principal business activities in countries located in the Pacific
                                            Basin.
---------------------------------------------------------------------------------------------------------------------------

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).


Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index that measures the performance of about 6,500 U.S. corporate and government bonds.


Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.


---------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in       How we use them
---------------------------------------------------------------------------------------------------------------------------
                                            Delaware Foundation        Delaware Foundation          Delaware Foundation
                                            Funds Income Portfolio     Funds Balanced Portfolio     Funds Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Other types of securities which may be
held by the Delaware Foundation Funds.
---------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a    We might use options or futures to gain exposure to a particular market segment
right to buy or sell a security or          without purchasing individual funds or securities in that segment. We might use
group of securities at an agreed upon       this approach if we had excess cash that we wanted to invest quickly or to make
price at a future date. The purchaser of    an investment without disrupting one of the other Delaware Investments funds.
an option may or may not choose to go
through with the transaction.               We might also use options or futures to neutralize the effect of potential price declines without selling securities.
Futures contracts are agreements for the
purchase or sale of a security or group     Use of these strategies can increase the operating costs of the Funds and can
of securities at a specified price, on a    lead to loss of principal.
specified date. Unlike an option, a
futures contract must be executed unless
it is sold before the settlement date.

Options and futures are generally
considered to be derivative securities.
---------------------------------------------------------------------------------------------------------------------------

Borrowing from banks

The Delaware Foundation Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Funds being unable to meet their investment objectives.


Temporary defensive positions
The Delaware Foundation Funds are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to Delaware Cash Reserve Fund in response to unfavorable market conditions. To the extent that a Fund engages in temporary defensive measures, it may be unable to achieve its objective.

Portfolio turnover
Though we anticipate that each of the Delaware Foundation Funds will have an annual portfolio turnover of less than 100%, some of the funds that the Delaware Foundation Funds may invest in could have turnover rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Delaware Foundation Funds could result in higher expenses.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

M-P

More About the Delaware Foundation Funds

Guidelines for Purchasing and Redeeming Shares of Other Delaware Investments funds

Following is important information about how the Delaware Foundation Funds operate, which you should consider when evaluating the Funds.

o Each Delaware Foundation Funds portfolio will invest in the institutional class shares of approved Delaware Investments funds. When investing in Delaware Cash Reserve Fund, Class A will be used. This means the Foundation Funds will pay no sales charges or 12b-1 distribution fees on the shares that they purchase.


o Each Foundation Funds' portfolio will indirectly bear a share of fees and expenses that apply to the institutional classes of the Delaware Investments funds they hold. For more information about this, see page 8.


o Any performance reported for the Delaware Foundation Funds will include the impact of all fund expenses whether they are related to the Delaware Foundation Funds or the underlying funds they invest in.


o We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments funds. If the manager of the Delaware Foundation Funds anticipates that a purchase or redemption will disrupt the investment strategies of another fund, the manager will confer with the portfolio managers of that fund to determine how to minimize adverse affects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Delaware Foundation Funds might not be able to purchase or redeem shares of other Delaware Investments funds in the exact manner they would like to. This could decrease the total return or increase the volatility of each Foundation Fund.


o Because many Delaware Investments funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Delaware Foundation Funds portfolio or the Delaware Foundation Funds themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.


Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.


Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.


Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a                  Most of the underlying Delaware Investments funds and the
majority of the securities in a certain                Delaware Foundation Funds themselves are subject to this
market--like the stock or bond market--                risk. In all Funds, we generally maintain a long-term
will decline in value because of factors               investment approach and focus on securities we believe can
such as economic conditions, future                    appreciate over an extended time frame regardless of interim
expectations or investor confidence.                   market fluctuations. Though we may hold securities for any amount of time, we typically do not trade for short-term
                                                       purposes.

                                                       Each Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk                 Most of the underlying Delaware Investments funds and the
that the value of securities in a particular           Foundation Funds themselves are subject to this risk. The
industry or the value of an individual                 underlying funds generally hold a number of different
stock or bond will decline because of                  securities spread across various sectors. The Funds also
changing expectations for the                          follow a rigorous selection process before choosing securities
performance of that industry or for the                and continuously monitor them while they remain in the
individual company issuing the stock.                  portfolio. Delaware REIT Fund is particularly sensitive to changes in the real estate market. This combined with the
                                                       fact that the Delaware Foundation Funds will hold at least four different Delaware Investments funds, typically
                                                       representing different asset classes, should help to reduce industry and security risk.
------------------------------------------------------------------------------------------------------------------------------------
Small company risk is the risk that                    Delaware DelCap Fund, Delaware Select Growth Fund,
prices of smaller companies may be                     Delaware Small Cap Value Fund, Delaware Trend Fund and
more volatile than larger companies                    Delaware International Small Cap Fund are all subject to this
because of limited financial resources or              risk. These Funds maintain well-diversified portfolios, select
dependence on narrow product lines.                    stocks carefully and monitor them continuously. In
                                                       determining the asset allocation for the Delaware Foundation
                                                       Funds, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                       Income Portfolio    Balanced                   Growth Portfolio will
                                                       will generally      Portfolio will have        generally have
                                                       have less           moderate                   significant exposure
                                                       exposure to this    exposure to this           to this risk, due to its
                                                       risk due to its     risk.                      greater emphasis on
                                                       reduced                                        equities.
                                                       emphasis on
                                                       equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that                    For Delaware Investments funds in the Fixed-Income group
securities will decrease in value if                   this is generally the most significant risk. In striving to
interest rates rise. The risk is generally             manage this risk, managers of Delaware fixed-income funds
associated with bonds; however,                        will typically monitor economic conditions and the interest
because smaller companies often borrow                 rate environment. They will also usually keep the average
money to finance their operations, they                maturity of a fund as short as is prudent, in keeping with the
may be adversely affected by rising                    individual fund's investment objective.
interest rates.

                                                       The Funds listed on page 16 that are subject to small
                                                       company risk may also be subject to this risk. The managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                       For the Income           The Delaware          The Growth Portfolio
                                                       Portfolio, this is a     Balanced              will generally have
                                                       significant risk         Portfolio will        moderate exposure
                                                       due to its               generally have        to this risk due to its
                                                       substantial              moderate              lesser emphasis on
                                                       allocation to            exposure to this      fixed-income funds
                                                       fixed-income             risk. Though it       and securities.
                                                       funds and                will have a fixed-    Though it will have
                                                       securities.              income allocation     holdings of small
                                                                                and holdings of       companies, these
                                                                                small companies,      may be balanced by
                                                                                these may be          equity holdings of
                                                                                balanced by           larger companies.
                                                                                equity holdings of
                                                                                larger
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
Credit risk is the risk that a bond's                  Each of the Delaware Investments funds in the Fixed-Income
issuer might be unable to make timely                  group is subject to some degree of credit risk. This is less
payments of interest and principal.                    substantial for high-quality, government-oriented funds like
                                                       Delaware American Government Bond Fund and Delaware
Investing in so-called "junk" or "high-                Limited-Term Government Fund and more significant for
yield" bonds entails greater risk of                   funds that invest in lower quality bonds such as Delaware
principal loss than the risk involved in               Delchester Fund, Delaware High-Yield Opportunities Fund
investment grade bonds.                                and, to some extent, Delaware Emerging Markets Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                       For the Income      For the Balanced           For the Growth
                                                       Portfolio, this     Portfolio, this is a       Portfolio, this is a
                                                       may be a            moderate risk.             less significant risk
                                                       significant risk    Though it                  due to its reduced
                                                       because the         probably will              emphasis on fixed-
                                                       Fund may have a     invest in                  income securities.
                                                       substantial         Delaware
                                                       allocation to       Delchester Fund
                                                       Delaware            or Delaware
                                                       Delchester Fund     High-Yield
                                                       or Delaware         Opportunities
                                                       High-Yield          Fund, these
                                                       Opportunities       holdings may be
                                                       Fund.               balanced by an
                                                                           equity allocation
                                                                           or better quality
                                                                           bond holdings.
------------------------------------------------------------------------------------------------------------------------------------
Prepayment risk risk is the risk that the              Prepayment risk can be a significant risk to funds that have a
principal on a bond you own will be                    large percentage of holdings in mortgage securities. Among
prepaid prior to maturity at a time when               the funds available to the Delaware Foundation Funds
interest rates are lower than what that                portfolios, these include the Delaware American Government
bond was paying. A fund would then                     Bond Fund and the Delaware Limited-Term Government
have to reinvest that money at a lower                 Fund. In order to manage this risk, when we think interest
interest rate.                                         rates are low or that rates will be declining, managers of these funds typically look for mortgage securities that they believe are less likely to be prepaid. The Delaware
                                                       Foundation Funds will be more or less subject to this risk depending on how much they have allocated to these
                                                       Delaware Investments funds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                       For the Income      For the Balanced           For the Growth
                                                       Portfolio, this     Portfolio there is         Portfolio there is low
                                                       could be a          relatively low             exposure to this risk
                                                       significant risk    exposure to this           due to a reduced
                                                       due to its greater  risk, due to its           emphasis on the
                                                       focus on the        balanced                   fixed-income asset
                                                       fixed-income        approach and               class.
                                                       asset class.        allocation to
                                                                           equity securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the                        Each of the Delaware Foundation Funds and many of the
possibility that a fund may experience a               Delaware Investments funds may use options and futures for
loss if it employs an options or futures               defensive purposes, such as to protect gains in the portfolio
strategy related to a security or a market             without actually selling a security, or to gain exposure to a
index and that security or index moves in              particular market segment without purchasing individual
the opposite direction from what the                   securities in the segment. We will generally not use futures
manager anticipated. Futures and                       and options for speculative reasons.
options also involve additional expenses,
which could reduce any benefit or
increase any loss that Fund gains from
using the strategy.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign                  Many of the Delaware Investments funds invest some or all of
securities may be adversely affected by                their assets in foreign securities. Though each of the
political instability, changes in currency             Delaware Foundation Funds may invest in international funds
exchange rates, inefficient markets,                   or international securities, they may only invest a limited
foreign economic conditions, lack of                   portion of their net assets in international funds as described
information or inadequate regulatory and               below. Holding both international and domestic securities in
accounting standards.                                  a well-allocated portfolio may actually help to reduce overall portfolio risk since these types of securities may experience different performance cycles.
------------------------------------------------------------------------------------------------------------------------------------
                                                       The Income          The Balanced               The Growth Portfolio
                                                       Portfolio has low   Portfolio has              has moderate
                                                       exposure to this    moderate                   exposure to this risk,
                                                       risk because        exposure to this           since international
                                                       international       risk, since                holdings may range
                                                       holdings are        international              from 10% to 30% of
                                                       limited to 10% of   holdings may               net assets.
                                                       net assets.         range from 5% to
                                                                           20% of net
                                                                           assets.
------------------------------------------------------------------------------------------------------------------------------------
Emerging markets risk is the possibility               The Delaware Global Bond Fund, Delaware Emerging Markets
that the risks associated with                         Fund and Delaware New Pacific Fund are all subject to this
international investing will be greater in             risk. Each Fund carefully selects securities within emerging
emerging markets than in more                          markets and strives to consider all relevant risks associated
developed foreign markets because,                     with an individual company. When deciding how much to
among other things, emerging markets                   allocate to these Funds, the Delaware Foundation Funds
may have less stable political and                     manager will consider whether the potential rewards of
economic environments.                                 investing in these Funds outweigh the potential risks.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    Risks                              Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                       Delaware            Delaware                   Delaware
                                                       Foundation          Foundation                 Foundation Funds
                                                       Funds Income        Funds Balanced             Growth Portfolio
                                                       Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                       The Income          The Balanced               The Growth
                                                       Portfolio has low   Portfolio has              Portfolio has
                                                       exposure to this    moderate                   moderate
                                                       risk because        exposure to this           exposure to this
                                                       international       risk, since                risk, since
                                                       holdings are        international              international
                                                       limited to 10% of   holdings may               holdings may
                                                       net assets.         range from 5% to           range from 10% to
                                                                           20% of net assets.         30% of net assets.
------------------------------------------------------------------------------------------------------------------------------------
Currency risk is the risk that the value of            Each of the Delaware Investments funds in the International
a fund's investments may be negatively                 group is subject to this risk. The Funds may try to hedge
affected by changes in foreign currency                currency risk by purchasing foreign currency exchange
exchange rates. Adverse changes in                     contracts. By agreeing to purchase or sell foreign securities
exchange rates may reduce or eliminate                 at a pre-set price on a future date, the Funds strive to protect
any gains produced by investments that                 the value of the securities they own from future changes in
are denominated in foreign currencies                  currency rates. The Funds will use forward currency
and may increase any losses.                           exchange contracts only for defensive measures, not to
                                                       enhance portfolio returns. However, there is no assurance
                                                       that a strategy such as this will be successful.
------------------------------------------------------------------------------------------------------------------------------------
                                                       The Income          The Balanced               The Growth
                                                       Portfolio has       Portfolio has              Portfolio has
                                                       minimal exposure    moderate                   moderate
                                                       to this risk        exposure to this           exposure to this
                                                       because             risk, since                risk, since
                                                       international       international              international
                                                       holdings are        holdings may               holdings may
                                                       limited to 10% of   range from 5% to           range from 10% to
                                                       net assets.         20% of net assets.         30% of net assets.
------------------------------------------------------------------------------------------------------------------------------------
Non-diversified risk: Non-diversified                  Each of the Delaware Foundation Funds, as well as several
funds have the flexibility to invest as                of the Delaware Investments funds they may hold, are non-
much as 50% of their assets in as few as               diversified funds subject to this risk. Nevertheless, we
two issuers provided no single issuer                  typically hold shares of at least four different Delaware
accounts for more than 25% of the                      Investments funds, which in turn hold a number of securities
portfolio. The remaining 50% of the                    representing a variety of different issuers or industry sectors.
portfolio must be diversified so that no               Though we are technically subject to non-diversified risk, we
more than 5% of the Fund's assets is                   do not believe it will have a substantial impact on the
invested in the securities of a single                 Delaware Foundation Funds.
issuer. When a fund invests its assets in
fewer issuers, the value of fund shares
may increase or decrease more rapidly
than if the fund were fully diversified.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that                 Each of the Delaware Foundation Funds' exposure to illiquid
securities cannot be readily sold within               securities is limited to 15% of net assets. For each of the
seven days at approximately the price                  Delaware Investments funds, exposure to illiquid securities is
that a fund has valued them.                           limited to 10% to 15% of net assets.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company manages each Fund's assets by allocating a Fund's assets among the Delaware Investments funds. The management services include monitoring the Delaware Investments Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Fund. Delaware Management Company also oversees the Funds' direct investment in securities, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

                             Asset Allocation Fees*

                                                  Delaware        Delaware       Delaware
                                                 Foundation      Foundation     Foundation
                                                Funds Income   Funds Balanced  Funds Growth
                                                 Portfolio        Portfolio      Portfolio
--------------------------------------------------------------------------------------------
As a percentage of average daily net assets         none             none           none
--------------------------------------------------------------------------------------------

*Reflects the manager's expense caps.

Portfolio managers


J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Funds. In making investment decisions for each Fund, Mr. Dokas regularly consults with Christopher S. Adams and Robert E. Ginsberg.


J. Paul Dokas, Vice President/Senior Portfolio Manager, is responsible for both asset allocations among the underlying Delaware Investments Funds and the Portfolios' direct investments in securities. He holds a BBA in Business from Loyola College and an MBA from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.


Christopher S. Adams, Vice President, Equity Analyst, holds both bachelor's and master's degrees in History & Economics from Oxford University, England and received his MBA with dual majors in Finance & Insurance/Risk Management from the Wharton School of the University of Pennsylvania. He joined Delaware Investments in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware Investments, he held positions with Coopers & Lybrand, LLP's Financial Advisory Services group, Sumitomo Bank Ltd. and Bank of America NT & SA in London. Mr. Adams is a CFA level II candidate.

Robert E. Ginsberg, Assistant Vice President/Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level III candidate.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENT FUNDS)]

                               Board of Trustees

Investment manager                            The Funds          Custodian
Delaware Management Company                                      The Chase Manhattan Bank
One Commerce Square                                              4 Chase Metrotech Center
Philadelphia, PA 19103                                           Brooklyn, NY 11245

Portfolio managers            Distributor                   Service agent
(see page 20 for details)     Delaware Distributors, L.P.   Delaware Service Company, Inc.
                              1818 Market Street            1818 Market Street
                              Philadelphia, PA 19103        Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.


Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

                             Class A sales charges

--------------------------------------------------------------------------------------------
     Amount of      Sales charge as % of   Sales charge as % of  Dealer's commission as %
      purchase         offering price        amount invested        of offering price
--------------------------------------------------------------------------------------------
 Less than $50,000       5.75%                    6.10%                 5.00%
--------------------------------------------------------------------------------------------
    $50,000 but          4.75%                    5.00%                 4.00%
--------------------------------------------------------------------------------------------
  under $100,000
--------------------------------------------------------------------------------------------
   $100,000 but          3.75%                    3.90%                 3.00%
--------------------------------------------------------------------------------------------
  under $250,000
--------------------------------------------------------------------------------------------
   $250,000 but          2.50%                    2.60%                 2.00%
--------------------------------------------------------------------------------------------
  under $500,000
--------------------------------------------------------------------------------------------
   $500,000 but          2.00%                    2.04%                 1.60%
--------------------------------------------------------------------------------------------
under $1 million

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

--------------------------------------------------------------------------------------------
     Amount of      Sales charge as % of   Sales charge as % of  Dealer's commission as %
      purchase         offering price        amount invested        of offering price
--------------------------------------------------------------------------------------------
 $1 million up to           none                  none                   1.00%
   $5 million
--------------------------------------------------------------------------------------------
 Next $20 million           none                  none                   0.50%
Up to $25 million
--------------------------------------------------------------------------------------------
Amount over $25             none                  none                   0.25%
    million
--------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts. w Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------------------------------------------------------------------------------------------------------
Program             How it works                                                               Share class
                                                                   A                 B                C
----------------------------------------------------------------------------------------------------------------------------
Letter of Intent    Through a Letter of  Intent you                X              Although the Letter of Intent and
                    agree to invest a certain amount in                           Rights of Accumulation do not apply
                    Delaware Investment Funds (except                             to the purchase of Class B and C
                    money market funds with no sales                              shares, you can combine your
                    charge) over a 13-month period to                             purchase of Class A shares with
                    qualify for reduced front-end sales                           your purchase of B and C shares to
                    charges.                                                      fulfill your Letter of Intent or
                                                                                  qualify for Rights of Accumulation.
--------------------------------------------------------------------------------
Rights of           You can combine your holdings or               X
Accumulation        purchases of all funds in the
                    Delaware Investments family (except
                    money market funds with no sales
                    charge) as well as the holdings and
                    purchases of your spouse and
                    children under 21 to qualify for
                    reduced front-end sales charges.
----------------------------------------------------------------------------------------------------------------------------
Reinvestment        Up to 12 months after you redeem         For Class A,         For Class B, your account        Not
of redeemed         shares, you can reinvest the             you will not         will be credited with the        available
shares              proceeds with no additional sales        have to pay an       contingent deferred sales
                    charge.                                  additional           charge you previously paid
                                                             front-end sales      on the amount you are
                                                             charge.              reinvesting. Your schedule
                                                                                  for contingent deferred sales
                                                                                  charges and conversion to
                                                                                  Class A will not start over
                                                                                  again; it will pick up from
                                                                                  the point at which you
                                                                                  redeemed your shares.
----------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP     These investment plans may qualify           X                There is no reduction in sales
IRA, SARSEP,        for reduced sales charges by                                  charges for Class B or Class C
Prototype           combining the purchases of all                                shares for group purchases by
Profit Sharing,     members of the group. Members of                              retirement plans.
Pension,            these groups may also qualify to
401(k), SIMPLE      purchase shares without a front-end
401(k),             sales charge and a waiver of any
403(b)(7), and      contingent deferred sales charges.
457 Retirement
Plans
----------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the regular close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in a Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.



Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service.
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our


Dividends, distributions and taxes
Dividends for the Delaware Foundation Funds Income Portfolio and Delaware Foundation Funds Balanced Portfolio, if any, are paid quarterly. Dividends for the Delaware Foundation Funds Growth Portfolio, if any, are paid once a year. Capital gains, if any, are paid once a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain Management Considerations


Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of any Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. The portfolio manager and investment professionals of each Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights

The Financial highlights tables are intended to help you understand each Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

Income Portfolio                                                     Class A                 Class B                  Class C
                                                                 Year      Period         Year      Period        Year     Period
                                                                ended    12/31/97(1)     ended    12/31/97(1)    ended   12/31/97(1)
                                                                 9/30     through         9/30     through        9/30    through
                                                                 1999     9/30/98         1999     9/30/98        1999    9/30/98
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period                           $8.290      $8.500       $8.290      $8.500      $8.290     $8.500

Income (loss) from investment operations:
Net investment income(2)                                        0.382       0.250        0.316       0.201       0.316      0.204
Net realized and unrealized gain
   (loss) on investments                                        0.198      (0.350)       0.219      (0.331)      0.209     (0.334)
                                                               ------      ------       ------      ------      ------     ------
Total from investment operations                                0.580      (0.100)       0.535      (0.130)      0.525     (0.130)
                                                               ------      ------       ------      ------      ------     ------

Less dividends and distributions:
Dividends from net investment income                           (0.295)     (0.110)      (0.210)     (0.080)     (0.210)    (0.080)
Distributions from net realized
   gain on investments                                         (0.025)       none       (0.025)       none      (0.025)      none
                                                               ------      ------       ------      ------      ------     ------
Total dividends and distributions                              (0.320)     (0.110)      (0.235)     (0.080)     (0.235)    (0.080)
                                                               ------      ------       ------      ------      ------     ------

Net asset value, end of period                                 $8.550      $8.290       $8.590      $8.290      $8.580     $8.290
                                                               ======      ======       ======      ======      ======     ======

Total return(3)                                                 6.85%      (1.21%)       6.18%      (1.56%)      6.06%     (1.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $17,239        $398         $243         $26        $195       $123
Ratio of expenses to average net assets                         0.80%       0.80%        1.55%       1.55%       1.55%      1.55%
Ratio of expenses to average net
   assets prior to expense
   limitation and expenses
   paid indirectly                                              2.13%      32.95%        2.88%      33.70%       2.88%     33.70%
Ratio of net investment income to
   average net assets                                           4.34%       3.80%        3.59%       3.05%       3.59%      3.05%
Ratio of net investment income (loss)
   to average net assets
   prior to expense limitation
   and expenses paid indirectly                                 3.01%     (28.35%)       2.26%     (29.10%)      2.26%    (29.10%)
Portfolio turnover                                                73%         81%          73%         81%         73%        81%

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.

(2)  Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return also reflects expense limitation in effect during the period.

Balanced Portfolio                                                   Class A                 Class B                 Class C
                                                                 Year      Period         Year      Period        Year     Period
                                                                ended    12/31/97(1)     ended    12/31/97(1)    ended   12/31/97(1)
                                                                 9/30     through         9/30     through        9/30    through
                                                                 1999     9/30/98         1999     9/30/98        1999    9/30/98
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period                           $8.130      $8.500       $8.130      $8.500       $8.140      $8.500

Income (loss) from investment operations:
Net investment income(2)                                        0.249       0.153        0.181       0.104        0.182       0.104
Net realized and unrealized gain
   (loss) on investments                                        0.789      (0.463)       0.787      (0.444)       0.786      (0.434)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                1.038      (0.310)       0.968      (0.340)       0.968      (0.330)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions:
Dividends from net investment income                           (0.200)     (0.060)      (0.120)     (0.030)      (0.120)     (0.030)
Distributions from net realized
   gain on investments                                         (0.028)       none       (0.028)       none       (0.028)       none
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.228)     (0.060)      (0.148)     (0.030)      (0.148)     (0.030)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $8.940      $8.130       $8.950      $8.130       $8.960      $8.140
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                12.52%      (3.68%)      11.66%      (4.02%)      11.77%      (3.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $17,373        $972       $1,035        $408         $802        $694
Ratio of expenses to average net assets                         0.80%       0.80%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net
   assets prior to expense
   limitation and expenses
   paid indirectly                                              1.57%      12.87%        2.32%      13.62%        2.32%      13.62%
Ratio of net investment income
   to average net assets                                        2.73%       2.34%        1.98%       1.59%        1.98%       1.59%
Ratio of net investment income (loss)
   to average net assets
   prior to expense limitation
   and expenses paid indirectly                                 1.96%      (9.73%)       1.21%     (10.48%)       1.21%     (10.48%)
Portfolio turnover                                                93%         73%          93%         73%          93%         73%

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.

(2)  Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return also reflects expense limitations in effect during the period.

Growth Portfolio                                                     Class A                 Class B                 Class C
                                                                 Year      Period         Year      Period        Year     Period
                                                                ended    12/31/97(1)     ended    12/31/97(1)    ended   12/31/97(1)
                                                                 9/30     through         9/30     through        9/30    through
                                                                 1999     9/30/98         1999     9/30/98        1999    9/30/98
                                                               ---------------------------------------------------------------------
Net asset value, beginning of period                           $8.170      $8.500       $8.140      $8.500       $8.140      $8.500

Income (loss) from investment operations:
Net investment income(2)                                        0.138       0.062        0.068       0.014        0.067       0.013
Net realized and unrealized gain
   (loss) on investments                                        1.295      (0.392)       1.287      (0.374)       1.298      (0.373)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                1.433      (0.330)       1.355      (0.360)       1.365      (0.360)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions:
Dividends from net investment income                           (0.078)       none         none        none         none        none
Distributions from net realized
   gain on investments                                         (0.025)       none       (0.025)       none       (0.025)       none
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.103)       none       (0.025)       none       (0.025)       none
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $9.500      $8.170       $9.470      $8.140       $9.480      $8.140
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                17.33%      (3.88%)      16.41%      (4.24%)      16.53%      (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $11,328        $547       $1,561        $885         $506         $74
Ratio of expenses to average net assets                         0.80%       0.80%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net
   assets prior to expense
   limitation and expenses
   paid indirectly                                              2.21%      14.36%        2.96%      15.11%        2.96%      15.11%
Ratio of net investment income to
   average net assets                                           1.45%       0.96%        0.70%       0.21%        0.70%       0.21%
Ratio of net investment income (loss)
   to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     0.04%     (12.60%)      (0.71%)    (13.35%)      (0.71%)    (13.35%)
Portfolio turnover                                               104%         77%         104%         77%         104%         77%


(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.

(2)  Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return also reflects expense limitations in effect during the period.

How to read the Financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.



Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.


Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.


Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.


Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.


Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary
The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying and selling mutual funds, stocks, bonds or other securities

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.


Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).


Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index that measures the performance of about 6,500 U.S. corporate and government bonds.


Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Foundation Funds Income Portfolio
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio

Additional information about each Fund's investments is available in the Funds' annual and semi-annual report to shareholders. In the Funds' shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-08457

Fund Symbols

                                                     CUSIP        NASDAQ

Delaware Foundation Funds Income Portfolio
          Class A                                  245918107       DFIAX
          Class B                                  245918206
          Class C                                  245918305
Delaware Foundation Funds Balanced Portfolio
          Class A                                  245918503       DFBAX
          Class B                                  245918602
          Class C                                  245918701
Delaware Foundation Funds Growth Portfolio
          Class A                                  245918883       DFGAX
          Class B                                  245918875
          Class C                                  245918867

                                                                  DELAWARE
                                                                INVESTMENTS
                                                                -----------
                                                           Philadelphia o London

P-002 [--] PP 1/00

                                    DELAWARE
                                  INVESTMENTS

                             ---------------------
                             Philadelphia o London


                           Delaware Foundation Funds
                                Income Portfolio
                               Balanced Portfolio
                                Growth Portfolio



                             Institutional Classes

                                   Prospectus
                               December 30, 1999

                             Asset Allocation Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                              page 2
Delaware Foundation Funds Income Portfolio                      2
Delaware Foundation Funds Balanced Portfolio                    4
Delaware Foundation Funds Growth Portfolio                      6

How we manage the Funds                                    page 9
Our investment strategies                                       9
The securities we typically invest in                          11
The risks of investing in the Funds                            16

Who manages the Funds                                     page 20
Investment manager                                             20
Portfolio managers                                             20
Fund administration (Who's who)                                21

About your account                                        page 22
Investing in the Funds                                         22
     How to buy shares                                         23
     How to redeem shares                                      24
     Account minimum                                           25
     Exchanges                                                 25
Dividends, distributions and taxes                             25

Certain management considerations                         page 26


Financial highlights                                      page 27

Profile: Delaware Foundation Funds Income Portfolio


What are the Fund's goals?
The Delaware Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?

We invest primarily in shares of selected Delaware Investments funds including equity and fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Fund would typically have a larger percentage of its assets allocated to fixed-income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Fund may allocate up to 10% to international funds and securities.


What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline and the Fund's share value could decline as well. Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Funds."


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Who should invest in the Fund
o Investors who are in the wealth preservation phase, generally with lower risk tolerance.
o Investors in the pre-retirement or retirement phase, looking for an increase in income.
o Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.


Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is capital appreciation.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.
                                                                               1

How has the Fund performed?


This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund for the past calendar year as well as the average annual return for one compared to an index. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.


[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]


Institutional Class total return

-------
 1998
-------
 6.49%
-------


The Fund's Institutional Class had a -0.47% year-to-date return as of September 30, 1999. During the period illustrated in this bar chart, the Class' highest quarterly return was 7.67% for the quarter ended December 31, 1998 and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.


                           Average annual returns for the period ending 12/31/98


--------------------------------------------------------------------------------
                            Delaware                 Lehman Brothers
                            Foundation Funds         Aggregate Bond
                            Income                   Index
                            Portfolio
                            Institutional Class
                            (Inception 12/31/97)
--------------------------------------------------------------------------------
  1 year                            6.49%                  8.69%
--------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. In addition, the Index is not a perfect comparison to the Fund because the Fund invests in a variety of asset classes, not represented in the Index, including equity securities, international securities and high-yielding corporate bonds.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                              none
   purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)                     none
   as a percentage of original purchase price or
   redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                              none
   reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                                     none
--------------------------------------------------------------------------------
Exchange fees(1)                                                    none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees(2)                                                  0.10%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                               none
--------------------------------------------------------------------------------
Other expenses                                                      1.78%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                1.88%
--------------------------------------------------------------------------------
Fee waivers and payments(3)                                        (1.33%)
--------------------------------------------------------------------------------
Net expenses                                                        0.55%
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


-----------------------------------
1 year                          $56
-----------------------------------
3 years                        $461
-----------------------------------
5 years                        $892
-----------------------------------
10 years                     $2,092
-----------------------------------

This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Foundation Funds Income Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments funds as described on page 8. When the Fund invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


-----------------------------------
1 year                         $161
-----------------------------------
3 years                        $499
-----------------------------------
5 years                        $860
-----------------------------------
10 years                     $1,878
-----------------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to limit its management fee to no more than 0.10% of average daily net assets through November 30, 2000.

(3) The investment manager has contracted to waive fees and pay expenses through November 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

Profile: Delaware Foundation Funds Balanced Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity, fixed-income and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund.

The Fund has the flexibility to invest more in equity funds and securities or more in fixed-income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed-income securities or fixed-income funds. The Fund will typically invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline and the Fund's share value could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.


Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the underlying Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Funds."


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and the income potential of the bond market.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is high current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?


This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund for the past calendar year as well as the average annual return for one year compared to indexes. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.


[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

Institutional Class total return

--------
  1998
--------
  7.69%
--------



The Delaware Foundation Funds Balanced Fund Institutional Class had a 1.05% year-to-date return as of September 30, 1999. During the period illustrated in this bar chart, the Class' highest quarterly return was 11.67% for the quarter ended December 31, 1998 and its lowest quarterly return was -9.58% for the quarter ended September 30, 1998


                           Average annual returns for the period ending 12/31/98


--------------------------------------------------------------------------------
        Delaware Foundation         S&P 500 Composite     Lehman Brothers
        Funds Balanced Portfolio    Stock Index           Aggregate Bond Index
        Institutional Class
        (Inception 12/31/97)
--------------------------------------------------------------------------------
1 year          7.69%                     28.74%                 8.69%
--------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Neither index is a perfect comparison to Delaware Foundation Funds Balanced Portfolio since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                               none
   purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)                      none
   as a percentage of original purchase price or
   redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                               none
   reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                                      none
--------------------------------------------------------------------------------
Exchange fees(1)                                                     none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees(2)                                                   0.10%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                none
--------------------------------------------------------------------------------
Other expenses                                                       1.22%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                 1.32%
--------------------------------------------------------------------------------
Fee waivers and payments(3)                                         (0.77%)
--------------------------------------------------------------------------------
Net expenses                                                         0.55%
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


-----------------------------------
1 year                          $56
-----------------------------------
3 years                        $342
-----------------------------------
5 years                        $650
-----------------------------------
10 years                     $1,523
-----------------------------------


This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Foundation Funds Balanced Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments funds as described on page 8. When the Fund invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


-----------------------------------
1 year                         $171
-----------------------------------
3 years                        $454
-----------------------------------
5 years                        $758
-----------------------------------
10 years                     $1,622
-----------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to limit its management fee to no more than 0.10% of average daily net assets through November 30, 2000.

(3) The investment manager has contracted to waive fees and pay expenses through November 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

Profile: Delaware Foundation Funds Growth Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Growth Portfolio seeks long-term capital growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity funds and to a lesser extent, fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Fund will typically invest more of its assets in equity funds and securities than in fixed-income funds and securities. Typically, the Fund will invest between 10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio would decline and the value of Fund shares could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.


Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, because the underlying Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Funds."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and who have no need for current income.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?


This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund for the past calendar year as well as the average annual return for one year compared to an index. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.


[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

Institutional Class total return

--------
  1998
--------
 10.54%
--------

The Delaware Foundation Funds Growth Fund Institutional Class had a 2.48% year-to-date return as of September 30, 1999. During the period illustrated in this bar chart, the Class' highest quarterly return was 14.86% for the quarter ended December 31, 1998 and its lowest quarterly return was -11.57% for the quarter ended September 30, 1998.


                           Average annual returns for the period ending 12/31/98

--------------------------------------------------------------------------------
CLASS            Delaware Foundation              S&P 500 Composite
                 Funds Growth Portfolio           Stock Index
                 Institutional Class
                 (Inception 12/31/97)
--------------------------------------------------------------------------------
1 year                  10.54%                          28.74%

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. The Index is not a perfect comparison for the Fund because the Fund may invest in fixed-income and international securities which are not included in the Index.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                             none
   purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)                    none
   as a percentage of original purchase price or
   redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                             none
   reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                                    none
--------------------------------------------------------------------------------
Exchange fees(1)                                                   none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees(2)                                                 0.10%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                              none
--------------------------------------------------------------------------------
Other expenses                                                     1.86%
--------------------------------------------------------------------------------
Total annual fund operating expenses                               1.96%
--------------------------------------------------------------------------------
Fee waivers and payments(3)                                       (1.41%)
--------------------------------------------------------------------------------
Net expenses                                                       0.55%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


------------------------------------
1 year                           $56
------------------------------------
3 years                         $478
------------------------------------
5 years                         $926
------------------------------------
10 years                      $2,171
------------------------------------


This example is also based on a hypothetical investment of $10,000 with an annual 5% return over the time shown but assumes the net expenses of the Delaware Foundation Funds Income Portfolio noted above. In this example we have also included an estimate of the average aggregate total operating expenses of the Delaware Investments funds as described on page 8. When the Fund invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


------------------------------------
1 year                          $171
------------------------------------
3 years                         $530
------------------------------------
5 years                         $913
------------------------------------
10 years                      $1,987
------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to limit its management fee to no more than 0.10% of average daily net assets through November 30, 2000.

(3) The investment manager has contracted to waive fees and pay expenses through November 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

Indirect expenses paid by the Delaware Foundation Funds


Because the Delaware Foundations Funds invest primarily in other Delaware Investments funds, they will be shareholders of those funds. Like all shareholders, the Delaware Foundation Funds will indirectly bear a proportionate share of any management fees and other expenses of the funds it holds. These fees, which are deducted from the underlying funds before their share prices are calculated, are in addition to the fees and expenses described in each Delaware Foundation Fund profile. Depending on which funds are held in each Delaware Foundation Fund portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Delaware Foundation Fund, based on the expense ratios of the Delaware Investments funds for each of their most recent fiscal years and the Delaware Foundation Funds' portfolio allocations as of September 30, 1999. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments funds that is borne indirectly by each of the Delaware Foundation funds would have been as follows:


                            Income Portfolio 1.03%
                            Balanced Portfolio 1.13%
                            Growth Portfolio 1.13%


Expenses will differ depending on how the Delaware Foundation Funds allocate assets among the Delaware Investments funds.

How we manage the Funds

Our investment strategies


In order to meet the changing needs of investors throughout their lives, Delaware Foundation Funds offer three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Delaware Foundation Funds Income Portfolio) to the moderate (the Delaware Foundation Funds Balanced Portfolio) to the most aggressive (the Delaware Foundation Funds Growth Portfolio), each Fund relies on active asset allocation and invests in a range of Delaware Investments mutual funds as they strive to attain their objectives.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Delaware Foundation Fund is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification through shared ownership in the individual securities held by the underlying funds;
2. Access to the investment expertise of multiple portfolio managers and analysts who work on the individual underlying funds; and
3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Delaware Foundation Funds because we determined that a fund-of-funds was an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation efforts. Our active asset allocation strategy begins with an evaluation of three key factors:

o the expected return of specific asset classes such as equities or fixed-income securities;

o the expected volatility or degree to which returns of each asset class have varied from one period to the next; and

o the correlation of various asset classes, that is, the degree to which two asset classes move up or down together.

After using this information to determine how much of each Delaware Foundation Fund will be allocated to a particular asset class, we then select specific Delaware Investments funds for the portfolio. We have identified a select group of funds that suit the allocation strategies of the Delaware Foundation Funds and have grouped them into four broad asset classes.

The Delaware Investments funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Management may add or delete funds from this list without shareholder approval.

     Delaware Investments Funds available to the Delaware Foundation Funds


U.S. Equities
Delaware Blue Chip Fund                   Delaware Research Fund
Delaware DelCap Fund                      Delaware Select Growth Fund
Delaware Devon Fund                       Delaware Small Cap Value Fund
Delaware Diversified Growth Fund          Delaware Trend Fund
Delaware Diversified Value Fund           Delaware REIT Fund
Delaware U.S. Growth Fund

International Equities
Delaware Emerging Markets Fund            Delaware International Small Cap Fund
Delaware International Equity Fund        Delaware New Pacific Fund

Fixed-Income
Delaware American Government Bond Fund    Delaware Global Bond Fund
Delaware Delchester Fund                  Delaware High-Yield Opportunities Fund
Delaware Corporate Bond Fund              Delaware Limited-Term Government Fund
Delaware Extended Duration Bond Fund

Money Market
Delaware Cash Reserve Fund

Once we select appropriate investments for each Delaware Foundation Funds portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class and the performance of individual funds and actively adjust each Delaware Foundation Funds portfolio, striving to meet its investment objective.

The Delaware Foundation Funds' investment objectives are non-fundamental. This means that the Board of Trustees may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.


------------------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in                   How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delaware                  Delaware Foundation              Delaware
                                                        Foundation Funds          Funds Balanced                   Foundation Funds
                                                        Income Portfolio          Portfolio                        Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
U.S. equity funds or U.S. equity securities             20% to 50% of             35% to 65% of                    45% to 75% of
may include Delaware Investments funds in               Assets                    Assets                           Assets
the equity asset class or individual equity
securities.
------------------------------------------------------------------------------------------------------------------------------------
                                                        Each Fund may invest in one or more of the mutual funds listed below.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Blue Chip Fund                                 Delaware Blue Chip Fund seeks long-term capital appreciation. Current income is a secondary objective. It invests primarily in large ("blue chip")
                                                        companies.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Growth and Income Fund                         Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. It invests primarily in dividend-paying stocks of large, well-established companies.
------------------------------------------------------------------------------------------------------------------------------------
Delaware DelCap Fund                                    Delaware DelCap Fund seeks long-term capital growth. It invests primarily in common stocks and convertible securities of medium-sized companies believed to have growth potential.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Devon Fund                                     Delaware Devon Fund seeks current income and capital appreciation. It invests primarily in income-producing common stocks.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth Fund                        Delaware Diversified Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have the potential to grow faster than the average company in the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Value Fund                         Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in dividend-paying stocks or income-producing securities that are convertible into common stocks.
------------------------------------------------------------------------------------------------------------------------------------
Delaware REIT Fund                                      Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies in the real estate industry.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Research Fund                                  Delaware Research Fund seeks to provide long-term capital growth. It invests primarily in 20 to 30 exchange traded equity securities that are held by other Delaware Investment funds.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Select Growth Fund                             Delaware Select Growth Fund seeks long-term capital appreciation, which the
                                                        Fund attempts to achieve by investing primarily in equity securities of companies of all sizes that the Manager believes have the potential for high earnings growth.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund                           Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small cap companies that are believed to be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Trend Fund                                     Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.
------------------------------------------------------------------------------------------------------------------------------------
Delaware U.S. Growth Fund                               Delaware U.S. Growth Fund seeks maximum capital appreciation. It invests primarily in large company growth stocks.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in                   How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delaware                  Delaware Foundation              Delaware
                                                        Foundation Funds          Funds Balanced                   Foundation Funds
                                                        Income Portfolio          Portfolio                        Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fixed-income funds or fixed-income securities           45% to 75% of             25% to 55% of                    5% to 35% of
may include Delaware Investments funds in the           Assets                    Assets                           Assets
fixed-income asset class or individual
fixed-income securities.
------------------------------------------------------------------------------------------------------------------------------------
                                                        Each Fund may invest in one or more of the mutual funds listed below.
------------------------------------------------------------------------------------------------------------------------------------
Delaware American Government Bond Fund                  Delaware American Government Bond Fund seeks high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Corporate Bond Fund                            Delaware Corporate Bond Fund seeks to provide investors with total return.
                                                        It invests primarily in investment grade corporate bonds of intermediate duration.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Extended Duration Bond Fund                    Delaware Extended Duration Bond Fund seeks to provide investors with total return. It invests primarily in investment grade corporate bonds of relatively longer duration.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Delchester Fund                                Delaware Delchester Fund seeks as high a current income as is consistent with providing reasonable safety. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
------------------------------------------------------------------------------------------------------------------------------------
Delaware Global Bond Fund                               Delaware Global Bond Fund seeks current income consistent with preservation of principal. It invests primarily in fixed-income securities that may also provide the potential for capital appreciation. At least 65% of its assets will be invested in three different countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Limited-Term Government Fund                   Delaware Limited-Term Government Fund seeks to provide a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-term fixed income securities issued or guaranteed by the U.S.
                                                        government as well as instruments backed by those securities.
------------------------------------------------------------------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund                  Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as
                                                        "junk bonds."
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in                   How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delaware                  Delaware Foundation              Delaware
                                                        Foundation Funds          Funds Balanced                   Foundation Funds
                                                        Income Portfolio          Portfolio                        Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Money market funds or money market securities           0-35% of Assets           0-35% of Asset                   0-35% of Assets
may include Delaware Cash Reserve Fund, a money
market fund, individual money market securities
or repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Cash Reserve Fund                              Delaware Cash Reserve Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity. As a money market fund, it invests in highly liquid money market instruments.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a           The Delaware Foundation Funds may use overnight repurchase agreements to
buyer, such as a Fund, and seller of securities         invest cash prior to investing it in other funds or securities, or for
in which the seller agrees to buy the securities        temporary defensive purposes. A Fund will only enter into repurchase
back within a specified time at the same price          agreements that are composed of U.S. government securities.
the buyer paid for them, plus an amount equal to
an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to
cash.
------------------------------------------------------------------------------------------------------------------------------------
International equity funds or international             0-10% of Assets           5% to 20% of Assets              10%-30% of Assets
equity securities may include Delaware Investments
funds in the international equity asset class or
individual international equity securities.
------------------------------------------------------------------------------------------------------------------------------------
                                                        Each Fund may invest in one or more of the mutual funds listed below.
------------------------------------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund                          Delaware Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in companies located in under-developed, emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------
Delaware International Equity Fund                      Delaware International Equity Fund seeks long-term growth without undue risk to principal. It invests primarily in large companies located in developed countries.
------------------------------------------------------------------------------------------------------------------------------------
Delaware International Small Cap Fund                   Delaware International Small Cap Fund seeks to achieve long-term capital appreciation. It invests primarily in small companies located in foreign countries.
------------------------------------------------------------------------------------------------------------------------------------
Delaware New Pacific Fund                               Delaware New Pacific Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies that are domiciled in or have their principal business activities in countries located in the Pacific Basin.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
The securities we typically invest in                   How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delaware                  Delaware Foundation              Delaware
                                                        Foundation Funds          Funds Balanced                   Foundation Funds
                                                        Income Portfolio          Portfolio                        Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Other types of securities which may be held
by the Delaware Foundation Funds.
------------------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a right          We might use options or futures to gain exposure to a particular market
to buy or sell a security or group of securities        segment without purchasing individual funds or securities in that
at an agreed upon price at a future date. The           segment. We might use this approach if we had excess cash that we wanted
purchaser of an option may or may not choose to         to invest quickly or to make an investment without disrupting one of the
go through with the transaction.                        other Delaware Investments funds.

Futures contracts are agreements for the                We might also use options or futures to neutralize the effect of
purchase or sale of a security or group of              potential price declines without selling securities.
securities at a specified price, on a specified
date. Unlike an option, a futures contract must         Use of these strategies can increase the operating costs of the Funds
be executed unless it is sold before the                and can lead to loss of principal.
settlement date.

Options and futures are generally considered to
be derivative securities.
------------------------------------------------------------------------------------------------------------------------------------

Borrowing from banks
The Delaware Foundation Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Funds being unable to meet their investment objectives.

Temporary defensive positions
The Delaware Foundation Funds are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to Delaware Cash Reserve Fund in response to unfavorable market conditions. To the extent that a Fund engages in temporary defensive measures, it may be unable to achieve its objective.


Portfolio turnover
Though we anticipate that each of the Delaware Foundation Funds will have an annual portfolio turnover of less than 100%, some of the funds that the Delaware Foundation Funds may invest in could have turnover rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Delaware Foundation Funds could result in higher expenses.

More About the Delaware Foundation Funds

Guidelines for Purchasing and Redeeming Shares of Other Delaware Investments funds

Following is important information about how the Delaware Foundation Funds operate, which you should consider when evaluating the Funds.


o Each Delaware Foundation Funds portfolio will invest in the institutional class shares of approved Delaware Investments funds. When investing in Delaware Cash Reserve Fund Class A will be used. This means the Foundation Funds will pay no sales charges or 12b-1 distribution fees on the shares that they purchase.
o Each Foundation Funds' portfolio will indirectly bear a share of fees and expenses that apply to the institutional classes of the Delaware Investments funds they hold. For more information about this, see 8.

o Any performance reported for the Delaware Foundation Funds will include the impact of all fund expenses whether they are related to the Foundation Funds or the underlying funds they invest in.

o We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments funds. If the manager of the Delaware Foundation Funds anticipates that a purchase or redemption will disrupt the investment strategies of another fund, the manager will confer with the portfolio managers of that fund to determine how to minimize adverse affects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Delaware Foundation Funds might not be able to purchase or redeem shares of other Delaware Investments funds in the exact manner they would like to. This could decrease the total return or increase the volatility of each Foundation Fund.

o Because many Delaware Investments funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Delaware Foundation Funds portfolio or the Delaware Foundation Funds themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.



------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a             Most of the underlying Delaware Investments funds and the Delaware Foundation
majority of the securities in a certain           Funds themselves are subject to this risk. In all Funds, we generally maintain a
market--like the stock or bond                    long-term investment approach and focus on securities we believe can appreciate
market--will decline in value because of          over an extended time frame regardless of interim market fluctuations. Though we
factors such as economic conditions,              may hold securities for any amount of time, we typically do not trade for
future expectations or investor                   short-term purposes.
confidence.
                                                  Each Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk            Most of the underlying Delaware Investments funds and the Foundation Funds
that the value of securities in a                 themselves are subject to this risk. The underlying funds generally hold a number
particular industry or the value of an            of different securities spread across various sectors. The Funds also follow a
individual stock or bond will decline             rigorous selection process before choosing securities and continuously monitor
because of changing expectations for the          them while they remain in the portfolio. Delaware REIT Fund is particularly
performance of that industry or for the           sensitive to changes in the real estate market.
individual company issuing the stock.
                                                  This combined with the fact that the Delaware Foundation Funds will hold at least four different Delaware Investments funds, typically representing different asset classes, should help to reduce industry and security risk.

------------------------------------------------------------------------------------------------------------------------------------
Small company risk is the risk that               Delaware DelCap Fund, Delaware Select Growth Fund, Delaware Small Cap Value Fund,
prices of smaller companies may be more           Delaware Trend Fund and Delaware International Small Cap Fund are all subject to
volatile than larger companies because            this risk. These Funds maintain well-diversified portfolios, select stocks
of limited financial resources or                 carefully and monitor them continuously. In determining the asset allocation for
dependence on narrow product lines.               the Delaware Foundation Funds, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.
------------------------------------------------------------------------------------------------------------------------------------
                                                  Income Portfolio will       Balanced Portfolio will       Growth Portfolio will
                                                  generally have less         have moderate exposure to     generally have
                                                  exposure to this risk due   this risk.                    significant exposure to
                                                  to its reduced emphasis                                   this risk, due to its
                                                  on equity securities.                                     greater emphasis on
                                                                                                            equities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that               For Delaware Investments funds in the Fixed-Income group this is generally the
securities will decrease in value if              most significant risk. In striving to manage this risk, managers of Delaware
interest rates rise. The risk is                  fixed-income funds will typically monitor economic conditions and the interest
generally associated with bonds;                  rate environment. They will also usually keep the average maturity of a fund as
however, because smaller companies often          short as is prudent, in keeping with the individual fund's investment objective.
borrow money to finance their
operations, they may be adversely                 The Funds listed on page 16 that are subject to small company risk may also be
affected by rising interest rates.                subject to this risk. The managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.
------------------------------------------------------------------------------------------------------------------------------------
                                                  For the Income Portfolio,   The Delaware Balanced         The Growth Portfolio
                                                  this is a significant       Portfolio will generally      will generally have
                                                  risk due to its             have moderate exposure to     moderate exposure to
                                                  substantial allocation to   this risk. Though it will     this risk due to its
                                                  fixed-income funds and      have a fixed-income           lesser emphasis on
                                                  securities.                 allocation and holdings       fixed-income funds and
                                                                              of small companies, these     securities. Though it
                                                                              may be balanced by equity     will have holdings of
                                                                              holdings of larger            small companies, these
                                                                              companies.                    may be balanced by
                                                                                                            equity holdings of
                                                                                                            larger companies.
------------------------------------------------------------------------------------------------------------------------------------
Credit risk is the risk that a bond's             Each of the Delaware Investments funds in the Fixed-Income group is subject to
issuer might be unable to make timely             some degree of credit risk. This is less substantial for high-quality,
payments of interest and principal.               government-oriented funds like Delaware American Government Bond Fund and Delaware
                                                  Limited-Term Government Fund and more significant for funds that invest in lower
Investing in so-called "junk" or                  quality bonds such as Delaware Delchester Fund, Delaware High-Yield Opportunities
"high-yield" bonds entails greater risk           Fund and, to some extent, Delaware Emerging Markets Fund.
of principal loss than the risk involved
in investment grade bonds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                  For the Income Portfolio,   For the Balanced              For the Growth
                                                  this may be a significant   Portfolio, this is a          Portfolio, this is a
                                                  risk because the Fund may   moderate risk. Though it      less significant risk
                                                  have a substantial          probably will invest in       due to its reduced
                                                  allocation to Delaware      Delaware Delchester Fund      emphasis on fixed-
                                                  Delchester Fund and         or Delaware High-Yield        income securities.
                                                  Delaware High-Yield         Opportunities Fund, these
                                                  Opportunities Fund.         holdings may be balanced
                                                                              by an equity allocation
                                                                              or better quality bond
                                                                              holdings.
------------------------------------------------------------------------------------------------------------------------------------
Prepayment risk is the risk that the              Prepayment risk can be a significant risk to funds that have a large percentage of
principal on a bond you own will be               holdings in mortgage securities. Among the funds available to the Delaware
prepaid prior to maturity at a time when          Foundation Funds portfolios, these include the Delaware American Government Bond
interest rates are lower than what that           Fund and the Delaware Limited-Term Government Fund. In order to manage this risk,
bond was paying. A fund would then have           when we think interest rates are low or that rates will be declining, managers of
to reinvest that money at a lower                 these funds typically look for mortgage securities that they believe are less
interest rate.                                    likely to be prepaid. The Delaware Foundation Funds will be more or less subject to this risk depending on how much they have allocated to these Delaware
                                                  Investments funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                  For the Income Portfolio,   For the Balanced              For the Growth Portfolio
                                                  this could be a             Portfolio there is            there is low exposure to
                                                  significant risk due to     relatively low exposure       this risk due to a
                                                  its greater focus on the    to this risk, due to its      reduced emphasis on the
                                                  fixed-income asset class.   balanced approach and         fixed-income asset
                                                                              allocation to equity          class.
                                                                              securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the                   Each of the Delaware Foundation Funds and many of the Delaware Investments funds
possibility that a fund may experience a          may use options and futures for defensive purposes, such as to protect gains in
loss if it employs an options or futures          the portfolio without actually selling a security, or to gain exposure to a
strategy related to a security or a               particular market segment without purchasing individual securities in the segment.
market index and that security or index           We will generally not use futures and options for speculative reasons.
moves in the opposite direction from
what the manager anticipated. Futures
and options also involve additional
expenses, which could reduce any benefit
or increase any loss that fund gains
from using the strategy.
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign             Many of the Delaware Investments funds invest some or all of their assets in
securities may be adversely affected by           foreign securities. Though each of the Delaware Foundation Funds may invest in
political instability, changes in                 international funds or international securities, they may only invest a limited
currency exchange rates, inefficient              portion of their net assets in international funds as described below. Holding
markets, foreign economic conditions,             both international and domestic securities in a well-allocated portfolio may
lack of information or inadequate                 actually help to reduce overall portfolio risk since these types of securities may
regulatory and accounting standards.              experience different performance cycles.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                  The Income Portfolio has    The Balanced Portfolio        The Growth Portfolio has
                                                  low exposure to this risk   has moderate exposure to      moderate exposure to
                                                  because international       this risk, since              this risk, since
                                                  holdings are limited to     international holdings        international holdings
                                                  10% of net assets.          may range from 5% to 20%      may range from 10% to
                                                                              of net assets.                30% of net assets.
------------------------------------------------------------------------------------------------------------------------------------
Emerging markets risk is the possibility          Delaware Global Bond Fund, Delaware Emerging Markets Fund and Delaware New Pacific
that the risks associated with                    Fund are all subject to this risk. Each Fund carefully selects securities within
international investing will be greater           emerging markets and strives to consider all relevant risks associated with an
in emerging markets than in more                  individual company. When deciding how much to allocate to these Funds, the
developed foreign markets because, among          Delaware Foundation Funds manager will consider whether the potential rewards of
other things, emerging markets may have           investing in these Funds outweigh the potential risks.
less stable political and economic
environments.
------------------------------------------------------------------------------------------------------------------------------------
                                                  The Income Portfolio, has   The Balanced Portfolio,       The Growth Portfolio,
                                                  minimal exposure to this    has moderate exposure to      has moderate exposure to
                                                  risk because                this risk, since              this risk, since
                                                  international holdings      international holdings        international holdings
                                                  are limited to 10% of net   may range from 5% to 20%      may range from 10% to
                                                  assets.                     of net assets.                30% of net assets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Currency risk is the risk that the value          Each of the Delaware Investments funds in the International group is subject to
of a fund's investments may be                    this risk. The Funds may try to hedge currency risk by purchasing foreign currency
negatively affected by changes in                 exchange contracts. By agreeing to purchase or sell foreign securities at a
foreign currency exchange rates. Adverse          pre-set price on a future date, the Funds strive to protect the value of the
changes in exchange rates may reduce or           securities they own from future changes in currency rates. The Funds will use
eliminate any gains produced by                   forward currency exchange contracts only for defensive measures, not to enhance
investments that are denominated in               portfolio returns. However, there is no assurance that a strategy such as this
foreign currencies and may increase any           will be successful.
losses.
------------------------------------------------------------------------------------------------------------------------------------
                                                  The Income Portfolio, has   The Balanced Portfolio,       The Growth Portfolio,
                                                  minimal exposure to this    has moderate exposure to      has moderate exposure to
                                                  risk because                this risk, since              this risk, since
                                                  international holdings      international holdings        international holdings
                                                  are limited to 10% of net   may range from 5% to 20%      may range from 10% to
                                                  assets.                     of net assets.                30% of net assets.
------------------------------------------------------------------------------------------------------------------------------------
Non-diversified risk: Non-diversified             Each of the Delaware Foundation Funds, as well as several of the Delaware
funds have the flexibility to invest as           Investments funds they may hold, are non-diversified funds subject to this risk.
much as 50% of their assets in as few as          Nevertheless, we typically hold shares of at least four different Delaware
two issuers provided no single issuer             Investments funds, which in turn hold a number of securities representing a
accounts for more than 25% of the                 variety of different issuers or industry sectors. Though we are technically
portfolio. The remaining 50% of the               subject to non-diversified risk, we do not believe it will have a substantial
portfolio must be diversified so that no          impact on the Delaware Foundation Funds.
more than 5% of the Fund's assets is
invested in the securities of a single
issuer. When a fund invests its assets
in fewer issuers, the value of fund
shares may increase or decrease more
rapidly than if the fund were fully
diversified.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Risks                                                Degree to which the Funds are subject to this risk and
                                                                                 How we strive to manage the risk
------------------------------------------------------------------------------------------------------------------------------------
                                                  Delaware Foundation         Delaware Foundation           Delaware Foundation
                                                  Funds Income Portfolio      Funds Balanced Portfolio      Funds Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that            Each of the Delaware Foundation Funds' exposure to illiquid securities is limited
securities cannot be readily sold within          to 15% of net assets. For each of the Delaware Investments funds, exposure to
seven days at approximately the price             illiquid securities is limited to 10% to 15% of net assets.
that a fund has valued them.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company manages each Fund's assets by allocating a Fund's assets among the Delaware Investments funds. The management services include monitoring the Delaware Investments Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Fund. Delaware Management Company also oversees the Funds' direct investment in securities, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Asset Allocation Fees*

-----------------------------------------------------------------------------------------------------
                                                   Delaware           Delaware           Delaware
                                                  Foundation         Foundation         Foundation
                                                 Funds Income      Funds Balanced      Funds Growth
                                                  Portfolio           Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------
As a percentage of average daily net assets          none                none               none
-----------------------------------------------------------------------------------------------------

*Reflects the manager's expense caps.

Portfolio managers


J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Funds. In making investment decisions for each Fund, Mr. Dokas regularly consults with Christopher S. Adams and Robert E. Ginsberg.

J. Paul Dokas, Vice President/Senior Portfolio Manager, is responsible for both asset allocations among the underlying Delaware Investments Funds and the Portfolios' direct investments in securities. He holds a BBA in Business from Loyola College and an MBA from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

Christopher S. Adams, Vice President, Equity Analyst, holds both bachelor's and master's degrees in History and Economics from Oxford University, England and received his MBA with dual majors in Finance & Insurance/Risk Management from the Wharton School of the University of Pennsylvania. He joined Delaware Investments in 1995 as a member of the Strategic Planning Department, later becoming the Equity Department Business Manager. Prior to joining Delaware Investments, he held positions with Coopers & Lybrand, LLP's Financial Advisory Services group, Sumitomo Bank Ltd. and Bank of America NT & SA in London. Mr. Adams is a CFA level II candidate.

Robert E Ginsberg, Assistant Vice President/Equity Analyst, graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in September of 1997, he was a Consultant at Andersen Consulting working primarily with financial services companies. At Delaware Investments, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level III candidate.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                               Board of Trustees

Investment manager                 The Funds      Custodian
Delaware Management Company                       The Chase Manhattan Bank
One Commerce Square                               4 Chase Metrotech Center
Philadelphia, PA 19103                            Brooklyn, NY 11245

Distributor                                       Service agent
Delaware Distributors, L.P.                       Delaware Service Company, Inc.
1818 Market Street                                1818 Market Street
Philadelphia, PA 19103                            Philadelphia, PA 19103


                               Portfolio managers
                           (see page 20 for details)

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends for the Delaware Foundation Funds Income Portfolio and Delaware Foundation Funds Balanced Portfolio, if any, are paid quarterly. Dividends for the Delaware Foundation Funds Growth Portfolio, if any, are paid once a year. Capital gains, if any, are paid once a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of any Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. The portfolio manager and investment professionals of each Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance, plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------------------
Income Portfolio                                              Institutional Class
---------------------------------------------------------------------------------------
                                                                 Year       Period
                                                                Ended    12/31/97(1)
                                                                9/30         through
                                                                1999         9/30/98
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.280        $8.500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------
Net investment income(2)                                        0.403         0.266
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          0.212        (0.356)
                                                                -----         -----
---------------------------------------------------------------------------------------
Total from investment operations                                0.615        (0.090)
                                                                -----         -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income                           (0.310)       (0.130)
---------------------------------------------------------------------------------------
Distributions from net realized gain on investments            (0.025)         none
                                                                -----          ----
---------------------------------------------------------------------------------------
Total dividends and distributions                              (0.335)       (0.130)
                                                                -----         -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $8.560        $8.280
                                                                =====         =====
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return(3)                                                 7.16%        (1.10%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                           $57           $49
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         0.55%         0.55%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.88%        32.70%
---------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            4.59%         4.05%
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     3.26%       (28.10%)
---------------------------------------------------------------------------------------
Portfolio turnover                                                73%           81%
---------------------------------------------------------------------------------------


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and reflects expense limitations in effect during the period.

---------------------------------------------------------------------------------------
Balanced Portfolio                                              Institutional Class
---------------------------------------------------------------------------------------
                                                                Year       Period
                                                                Ended    12/31/97(1)
                                                                9/30         through
                                                                1999         9/30/98
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.130        $8.500
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------
Net investment income(2)                                        0.271         0.169
---------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                 0.792        (0.469)
                                                                -----         -----
---------------------------------------------------------------------------------------
Total from investment operations                                1.063        (0.300)
                                                                -----         -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income                           (0.225)       (0.070)
---------------------------------------------------------------------------------------
Distributions from net realized gain on investments            (0.028)         none
                                                                -----          ----
---------------------------------------------------------------------------------------
Total dividends and distributions                              (0.253)       (0.070)
                                                                -----         -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $8.940        $8.130
                                                                =====         =====
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return(3)                                                12.83%        (3.56%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                           $61           $48
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         0.55%         0.55%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.32%        12.62%
---------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            2.98%         2.59%
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     2.21%        (9.48%)
---------------------------------------------------------------------------------------
Portfolio turnover                                                93%           73%
---------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and reflects expense limitations in effect during the period.

---------------------------------------------------------------------------------------
Growth Portfolio                                               Institutional Class
---------------------------------------------------------------------------------------
                                                               Year        Period
                                                               Ended    12/31/97(1)
                                                                9/30       through
                                                                1999       9/30/98
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.180        $8.500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------
Net investment income(2)                                        0.162         0.078
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          1.303        (0.398)
                                                                -----         -----
---------------------------------------------------------------------------------------
Total from investment operations                                1.465        (0.320)
                                                                -----         -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income                           (0.100)         none
---------------------------------------------------------------------------------------
Distributions from net realized gain on investments            (0.025)         none
                                                                -----          ----
---------------------------------------------------------------------------------------
Total dividends and distributions                              (0.125)         none
                                                                -----          ----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.520        $8.180
                                                               ======        ======
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return(3)                                                17.71%        (3.77%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $65           $48
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets                         0.55%         0.55%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.96%        14.11%
---------------------------------------------------------------------------------------
Ratio of net investment income to average net assets            1.70%         1.21%
---------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly     0.29%       (12.35%)
---------------------------------------------------------------------------------------
Portfolio turnover                                               104%           77%
---------------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and reflects expense limitations in effect during the period.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for a financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary

The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
An index that measures the performance of about 6,500 U.S. corporate and government bonds.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers.

May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Foundation Funds Income Portfolio
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio

Additional information about each Fund's investments is available in the Funds' annual and semi-annual report to shareholders. In the Funds' shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-08457

                                      CUSIP

Delaware Foundation
Funds Income Portfolio              245918404

Delaware Foundation
Funds Balanced Portfolio            245918800

Delaware Foundation
Funds Growth Portfolio              245918859

DELAWARE(SM)
INVESTMENTS
-----------
Philadelphia o London

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